Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Consolidated Statements of Comprehensive Income
Net income	¥ 557,219	$ 79,681	¥ 487,004	¥ 1,001,015
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(145,751)	(20,842)	112,131	76,990
Fair value fluctuation of available-for-sale investments, net of tax of nil (Note 5)	945	135
Comprehensive income	412,413	58,974	599,135	1,078,005
Less: comprehensive (loss) income attributable to non-controlling interests	(1,647)	(236)	11,758	(8,651)
Comprehensive income attributable to Noah Holdings Limited shareholders	¥ 414,060	$ 59,210	¥ 587,377	¥ 1,086,656